ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following as of December 31, 2025 and 2024:

	2025	2024

Payroll and social security payable	$30,142	$182,118
Other payables and accrued liabilities	11,657	14,695
Total Accounts Payable and Accrued Liabilities	$41,799	$196,813